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                                                            [LOGO OF MetLife(R)]

METROPOLITAN LIFE INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 3, 2011

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Metropolitan Life Insurance Company
          Metropolitan Life Separate Account E
          File Nos. 333-160722/811-04001
          (Zenith Accumulator)
          Rule 497(j) Certification
          ------------------------------------

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the two Prospectus Supplements, each dated May 1, 2011 to the Prospectus dated April 30, 1999 (as annually supplemented) and the Statement of Additional Information dated May 1, 2011 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the two Prospectus Supplements and Statement of Additional Information contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 15, 2011.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
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Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company